Contract liabilities (Details) - USD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Contract liabilities [Abstract]
Current	$ 984.6	$ 981.4	$ 1,045.9
Non-current	131.8	117.2
Total contract liabilities	1,116.4	1,098.6
Remaining Performance Obligations [Abstract]
Remaining revenue allocated to future performance obligations	$ 1,563.9	$ 1,598.1
Percentage of revenue expected to be recognized over next 12 months	76.00%	77.00%